Employee Benefits (Details) - Schedule of defined benefit obligation - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Defined Benefit Obligation Abstract
Defined benefit obligation at beginning	SFr 4,677,632	SFr 3,529,602
Service costs	256,336	162,200
Plan participants’ contribution	154,116	101,066
Interest cost	13,762	10,464
Actuarial losses	(931,636)	159,845
Plan amendments		(3,115)
Benefits paid through pension assets	(626,049)	717,570
Defined benefit obligation at ending	3,544,161	4,677,632
Fair value of plan assets at beginning	4,009,313	2,662,226
Interest income	12,187	8,586
Return on plan assets excluding interest income	(490,359)	424,829
Employer contributions	154,116	101,066
Plan participants’ contributions	154,116	101,066
Benefits paid through pension assets	(626,049)	717,570
Administration expense	(5,369)	(6,030)
Fair value of plan assets at ending	3,207,955	4,009,313
Present value of funded defined benefit obligation	3,544,161	4,677,632
Fair value of plan assets	(3,207,955)	(4,009,313)
Net defined benefit liability	SFr 336,206	SFr 668,319